INCOME TAXES (Details) - USD ($)	Oct. 31, 2017	Oct. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 52,932	$ 56,546
Less: valuation allowance	(52,932)	(56,546)
Net deferred tax asset